Accounts Receivable, Net (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Accounts receivable | ¥		¥ 27,767	¥ 30,757
Allowance for doubtful debts | ¥
Accounts receivable, net | ¥		¥ 27,767	¥ 30,757
US$ [Member]
Accounts receivable | $	$ 4,045
Allowance for doubtful debts | $
Accounts receivable, net | $	$ 4,045